Strategic Investments - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 15, 2025 USD ($)	Jun. 30, 2022 USD ($) tranche	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)
Net Investment Income [Line Items]
Debt securities, available-for-sale		$ 60,000
Investment interest rate		5.00%
Number of tranches | tranche		4
Purchases of strategic investments	$ 10,000
Repayments of convertible promissory notes			$ 50,000	$ 0	$ 0
Equity securities without readily determinable fair value, amount			$ 20,000			$ 20,000
Tranche 1
Net Investment Income [Line Items]
Debt securities, available-for-sale, promissory notes investment		$ 35,000
Purchases of strategic investments	$ 5,000
Tranche 2
Net Investment Income [Line Items]
Debt securities, available-for-sale, promissory notes investment		5,000
Tranche 3
Net Investment Income [Line Items]
Debt securities, available-for-sale, promissory notes investment		5,000
Tranche 4
Net Investment Income [Line Items]
Debt securities, available-for-sale, promissory notes investment		$ 5,000